Ordinary Shares and Structure Section - Schedule of Fair Value of Offering (Details)	12 Months Ended
Sep. 30, 2025 USD ($)
Schedule of Fair Value of Offering [Line Items]
Gross proceeds of the 2025-06 Offering	$ 5,290,000
Series A Warrants [Member]
Schedule of Fair Value of Offering [Line Items]
Gross proceeds of the 2025-06 Offering
Series B Warrants [Member]
Schedule of Fair Value of Offering [Line Items]
Gross proceeds of the 2025-06 Offering
Ordinary share [Member]
Schedule of Fair Value of Offering [Line Items]
Gross proceeds of the 2025-06 Offering	$ 15,000,000